Investment Strategy - Equable Shares Hedged Equity ETF	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by participating in the broad market through investments in equity securities based on the S&P 500® Index (the “Index”) while hedging overall market exposure by writing (selling) exchange traded call options based on the same securities. In addition, the Fund employs a put spread strategy that covers a portion of the portfolio designed to further mitigate downside risk.

Equity Strategy
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. issuers based on the Index. The Fund defines large capitalization issuers as those that comprise the Index. As of January 31, 2026, the market capitalization range of companies comprising the Index was $6.4 billion to $4.6 trillion. The Index is reconstituted on an annual basis. The Fund’s call options written on securities based on the Index are included for purposes of this 80% policy. Typically, the Fund seeks exposure to securities based on the Index by investing in one or more exchange-traded funds (“ETFs”) that invest in securities of large capitalization issuers. The Fund takes its proportionate interest in the underlying securities held by an ETF into account individually when calculating the Fund’s compliance with its policy of investing at least 80% of its net assets in securities of large capitalization issuers. The Fund may alternatively invest directly in equity securities of U.S. large capitalization issuers, such as common stocks. If the Fund does so, the Advisor will select investments in equity securities of large capitalization issuers in order to achieve an investment portfolio for the Fund that is designed to replicate the performance of the Index. To the extent the Fund invests in ETFs to achieve an investment portfolio that is representative of the securities that comprise the Index, the Fund will be considered to be a “fund of funds”, meaning that it is a fund that invests in other funds, and as such incurs management and other fees directly as well as indirectly through the acquired funds it invests in (reflected in the table above as acquired fund fees and expenses). The performance of the Fund is not intended to match the performance of the Index. If the Index is concentrated in an industry or group of industries, then the Fund will also concentrate its assets in the same industry or group of industries.

Options Strategy
The Fund writes (sells) call options based on the Index, which provides cash flow from option premiums and reduces the impact of market volatility on the Fund’s investment portfolio. A call option gives the buyer the right to purchase a security from the writer of the option at a specified price (the “exercise price”) prior to a certain date (the “expiration date”) in exchange for cash paid to the writer on the day the option is written (the “premium”). A written call option is “covered” if the Fund owns the underlying securities based on the Index at all times during the option period. When the Fund writes a call option, the Fund receives cash in the form of the premium in exchange for giving up a portion of the future upside gains from the underlying securities based on the Index. In addition, written call options partially hedge against declines in the prices of the underlying securities based on the Index, to the extent of the premium the Fund receives. Writing call options helps to mitigate declines in the Fund’s portfolio of equity securities, though it limits the Fund’s ability to profit from increases in the value of the Fund’s portfolio of equity securities. Options written by the Fund are expected to be rolled on a quarterly basis, or at the discretion of the Advisor.

Other Principal Investment Strategies
The Fund may temporarily invest up to 20% of its net assets in cash, cash equivalents, ETFs or money market funds for temporary investment purposes or to meet redemption requests. While under normal market conditions the Fund intends to invest at least 80% of its net assets in equity securities of large capitalization issuers, the Advisor may determine that it is not in the best interest of the Fund to immediately invest cash held by the Fund after an option expires and the equity securities held by the Fund are called away in exchange for cash. The Fund also may invest up to 100% of its assets in cash, cash equivalents, ETFs or money market funds in response to market, political, economic or other conditions for temporary defensive purposes. The Fund may sell an investment when a call option has expired, to raise cash to meet redemption requests or to seek a new investment opportunity identified by the Advisor as more suitable to pursue the Fund’s investment objective.
The Fund may buy put options or put spreads in an attempt to protect the Fund from a significant market decline. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security or index at the exercise price. Buying a put spread entails the purchase of a put option with a relatively higher strike price while writing (selling) a put option with a relatively lower strike price.

Strategy Portfolio Concentration [Text]	The Fund may temporarily invest up to 20% of its net assets in cash, cash equivalents, ETFs or money market funds for temporary investment purposes or to meet redemption requests. While under normal market conditions the Fund intends to invest at least 80% of its net assets in equity securities of large capitalization issuers, the Advisor may determine that it is not in the best interest of the Fund to immediately invest cash held by the Fund after an option expires and the equity securities held by the Fund are called away in exchange for cash. The Fund also may invest up to 100% of its assets in cash, cash equivalents,